CASH FLOW STATEMENTS - Schedule of Change in Operating Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash flow statement [Abstract]
Change in amounts due from fellow Lloyds Banking Group undertakings	£ (77)	£ (1)	£ 1,116
Change in other financial assets held at amortised cost	(167)	3,406	(8,714)
Change in financial assets at fair value through profit or loss	427	(124)	610
Change in derivative financial instruments	(2,877)	1,548	479
Change in other operating assets	(206)	345	627
Change in operating assets	£ (2,900)	£ 5,174	£ (5,882)